CHANGES IN OPERATING WORKING CAPITAL (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CHANGES IN OPERATING WORKING CAPITAL
Increase in Accounts receivable	$ (69)	$ (576)	$ (482)
Increase in Inventories	(49)	(38)	(87)
Decrease/(increase) in Assets held for sale	0	14	(13)
Decrease in Other current assets	45	189	328
(Decrease)/increase in Accounts payable and other	(70)	151	424
Increase in Accrued interest	41	12	62
(Decrease)/increase in Liabilities related to assets held for sale	0	(25)	16
(Increase)/decrease in Operating Working Capital	$ (102)	$ (273)	$ 248